Annual Fund Operating Expenses - Eaton Vance Income Fund of Boston	Oct. 31, 2024
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.98%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.73%
Class R
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.23%
Class I
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.73%
Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.64%